Office Lease - Right Of Use Asset And Lease Liability (Details)	12 Months Ended
Jul. 31, 2021 CAD ($)
Right of use assets, Beginning balance	$ 0
Right of use assets, addition	49,475
Right of use assets, Amortization	(2,474)
Right of use assets, Ending balance	$ 47,001